DETAILS OF ACCRUED LIABLIITES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
DETAILS OF ACCRUED LIABLIITES	DETAILS OF ACCRUED LIABILITIES
Included in accrued liabilities in Dole’s consolidated balances sheets were the following items:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Amounts due to growers	$124,928	$143,943
Employee-related costs and benefits	97,081	90,582
Sales, marketing and advertising	16,766	14,983
Shipping related costs	28,305	33,644
Materials and supplies	14,627	16,316
Accrued interest	3,415	4,020
Deferred income	2,375	4,860
Professional services	8,551	11,327
Accrued rent	1,301	1,306
Hedging liability	7,004	9,328
Recourse liability	4,282	3,421
Miscellaneous other accrued liabilities	48,792	47,958
Total accrued liabilities	$357,427	$381,688
Miscellaneous other accrued liabilities primarily include liabilities related to accrued litigation reserves and legal costs and other accruals recorded based on timing. See Note 19 “Contingencies” for additional detail on the Company’s legal activity.